PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS Composition:
	December 31,
	2 0 1 9	2 0 1 8

Government institutions	157	178
Prepaid expenses	200	206
Deposits	11	34
Other assets	32	1
	400	419